Earnings per share - Summary of Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Basic earnings per share [abstract]
Loss attributable to the owners of the parent	€ (25,621)	€ (97,177)	€ (434,069)
Diluted earnings per share [abstract]
Loss attributable to the owners of the parent	(25,621)	(97,177)	(434,069)
Ordinary shares
Basic earnings per share [abstract]
Loss attributable to the owners of the parent	€ (21,635)	€ (88,460)	€ (386,890)
Weighted average number of basic ordinary shares outstanding (in thousand of shares)	187,326,000	179,455,000	169,391,000
Basic loss per ordinary share (in euro per share)	€ (0.12)	€ (0.49)	€ (2.28)
Diluted earnings per share [abstract]
Loss attributable to the owners of the parent	€ (21,635)	€ (88,460)	€ (386,890)
Weighted average number of diluted ordinary shares outstanding (in thousand of shares)	187,326,000	179,455,000	169,391,000
Diluted loss per ordinary share (in euro per share)	€ (0.12)	€ (0.49)	€ (2.28)
Preference shares
Basic earnings per share [abstract]
Loss attributable to the owners of the parent	€ (3,986)	€ (8,717)	€ (47,178)
Weighted average number of basic preference shares outstanding (in thousand of shares)	34,509,000	17,684,000	20,656,000
Diluted earnings per share [abstract]
Loss attributable to the owners of the parent	€ (3,986)	€ (8,717)	€ (47,178)
Weighted average number of diluted number of preference shares outstanding (in thousand of shares)	34,509,000	17,684,000	20,656,000